FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analyses, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, Brookfield Infrastructure looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. The fair value of interest rate swap contracts which form part of financing arrangements is calculated by way of discounted cash flows using market interest rates and applicable credit spreads.
Classification of Financial Instruments
Financial instruments classified as fair value through profit or loss are carried at fair value on the Consolidated Statements of Financial Position. Changes in the fair values of financial instruments classified as fair value through profit or loss are recognized in profit or loss. Mark-to-market adjustments on hedging items for those in an effective hedging relationship and changes in the fair value of available-for-sale securities are recognized in other comprehensive income.
Carrying Value and Fair Value of Financial Instruments
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2017:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

(1)	Derivative instruments which are elected for hedge accounting totaling $464 million are included in Financial assets and $146 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the break down of financial instruments and their associated financial instrument classifications as at December 31, 2016:

US$ MILLIONS	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities
Financial Instrument Classification	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)	Total
MEASUREMENT BASIS
Financial assets
Cash and cash equivalents	$—	$—	$786	$786
Accounts receivable and other	—	—	485	485
Financial assets (current and non-current)(1)	893	12	233	1,138
Marketable securities	—	3	—	3
Total	$893	$15	$1,504	$2,412

Financial liabilities
Corporate borrowings	$—	$—	$1,002	$1,002
Non-recourse borrowings (current and non-current)	—	—	7,324	7,324
Accounts payable and other	—	—	712	712
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	381	—	—	381
Total	$381	$—	$9,058	$9,439

(1)	Derivative instruments which are elected for hedge accounting totaling $722 million are included in Financial assets and $185 million of derivative instruments are included in Financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the carrying values and fair values of financial instruments as at December 31, 2017 and December 31, 2016:

	Dec. 31, 2017		Dec. 31, 2016
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$374	$374	$786	$786
Accounts receivable and other	838	838	485	485
Financial assets (current and non-current)	837	837	1,138	1,138
Marketable securities	85	85	3	3
Total	$2,134	$2,134	$2,412	$2,412

	Dec. 31, 2017		Dec. 31, 2016
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$2,101	$2,113	$1,002	$1,023
Non-recourse borrowings(2)	8,063	8,392	7,324	7,478
Accounts payable and other (current and non-current)	864	864	712	712
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,313	1,313	381	381
	$12,361	$12,702	$9,439	$9,614

(1)	Corporate borrowings is classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

(2)
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, Chilean toll road and Peruvian toll road which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

(3)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
Hedging Activities
Brookfield Infrastructure uses derivatives and non-derivative financial instruments to manage or maintain exposures to interest and currency risks. For certain derivatives which are used to manage exposures, Brookfield Infrastructure determines whether hedge accounting can be applied. When hedge accounting can be applied, a hedge relationship can be designated as a fair value hedge, cash flow hedge or a hedge of foreign currency exposure of a net investment in a foreign operation with a functional currency other than the U.S. dollar. To qualify for hedge accounting the derivative must be highly effective in accomplishing the objective of offsetting changes in the fair value or cash flows attributable to the hedged risk both at inception and over the life of the hedge. If it is determined that the derivative is not highly effective as a hedge, hedge accounting is discontinued prospectively.
Cash Flow Hedges
Brookfield Infrastructure uses interest rate swaps to hedge the variability in cash flows related to a variable rate asset or liability and highly probably forecast issuances of debt. The settlement dates coincide with the dates on which the interest is payable on the underlying debt, and the amount accumulated in equity is reclassified to profit or loss over the period that the floating rate interest payments on debt affect profit or loss. For the year ended December 31, 2017, pre-tax net unrealized gains of $50 million (2016: losses of $14 million, 2015: losses of $41 million) were recorded in other comprehensive income for the effective portion of the cash flow hedges. As at December 31, 2017, there was a net derivative asset balance of $447 million relating to derivative contracts designated as cash flow hedges (2016: asset balance of $464 million).
Net Investment Hedges
Brookfield Infrastructure uses foreign exchange contracts and foreign currency denominated debt instruments to manage its foreign currency exposures arising from net investments in foreign operations having a functional currency other than the U.S. dollar. For the year ended December 31, 2017, unrealized net losses of $202 million (2016: gains of $70 million, 2015: losses of $131 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. Further, Brookfield Infrastructure recognized a $64 million loss (2016: gain of $99 million, 2015: gain of $220 million) in other comprehensive income relating to the net settlement of foreign exchange contracts in the period. As at December 31, 2017, there was a net unrealized derivative liability balance of $129 million relating to derivative contracts designated as net investment hedges (2016: net unrealized derivative asset balance of $73 million).
Fair Value Hierarchical Levels—Financial Instruments
Fair value hierarchical levels are directly determined by the amount of subjectivity associated with the valuation inputs of these assets and liabilities, and are as follows:

Level 1	—	Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2	—
Inputs other than quoted prices included in Level 1 are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life. Fair valued assets and liabilities that are included in this category are primarily certain derivative contracts and other financial assets carried at fair value in an inactive market.

Level 3	—
Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to determining the estimate. Fair valued assets and liabilities that are included in this category are interest rate swap contracts, derivative contracts, certain equity securities carried at fair value which are not traded in an active market and the non-controlling interest’s share of net assets of limited life funds.

The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2017	Dec. 31, 2016
Marketable securities	Level 1(1)	$85	$3
Foreign currency forward contracts	Level 2(2)
Financial asset		$236	$210
Financial liability		196	48
Interest rate swaps & other	Level 2(2)
Financial asset		$381	$653
Financial liability		155	287
Other contracts
Financial asset	Level 3(3)	$48	$42
Financial liability	Level 3(3)	89	46

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)
Valuation technique: Discounted cash flow. Future cash flows primarily driven by freight volumes and the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates.

Assets and liabilities measured at fair value on a recurring basis include $750 million (2016: $908 million) of financial assets and $440 million (2016: $381 million) of financial liabilities which are measured at fair value using valuation inputs based on management’s best estimates.
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2017			Dec. 31, 2016
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$85	$—	$—	$3	$—	$—
Financial assets (current and non-current)	—	617	48	—	863	42

Financial liabilities
Financial liabilities (current and non-current)	$—	$351	$89	$—	$335	$46